INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories

	March 31, 2023	December 31, 2022
Raw materials, parts and supplies	$773,000	$788,000
Finished products	1,688,000	1,807,000
Total inventories	$2,461,000	$2,595,000

	December 31, 2022	December 31, 2021
Finished products	$1,807,000	$594,000
Raw materials, parts and supplies	788,000	652,000
Total inventories	$2,595,000	$1,246,000